Revenue - Future minimum receipts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 10,506,501	$ 7,847,250	$ 6,894,473
Bottom of range | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	5 years
Top of range | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	20 years
Within one year
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 1,589,439	1,284,692	1,011,501
1-2 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,478,221	1,177,665	981,778
2-3 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,194,924	1,083,942	880,316
3-4 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,136,303	847,224	801,452
4-5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	1,098,901	749,839	625,352
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 4,008,713	$ 2,703,888	$ 2,594,074